UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------

                                FORM N-CSR
                                 --------

           CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                 --------


                            101 Federal Street
                             Boston, MA 02110
            (Address of principal executive offices) (Zip code)

                        ICM Small Company Portfolio
                             P.O. Box 219009
                        Kansas City, MO 64121-9009
               (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                DATE OF REPORTING PERIOD: OCTOBER 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     REPORTS TO STOCKHOLDERS.
                         THE ADVISORS' INNER CIRCLE FUND



ICM SMALL COMPANY PORTFOLIO

ANNUAL REPORT                                                   OCTOBER 31, 2003


--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Shareholders' Letter ...................................................   1
Statement of Net Assets ................................................   4
Statement of Operations ................................................  11
Statement of Changes in Net Assets .....................................  12
Financial Highlights ...................................................  13
Notes to Financial Statements ..........................................  14
Report of Independent Auditors                                            19
Trustees and Officers of The Advisors' Inner Circle Fund ...............  20
Notice to Shareholders .................................................  28
--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

October 31, 2003

Dear Shareholders:

Led by small cap stocks, the U.S. equity market surged higher in the second fiscal half and far exceeded the moderate advance we predicted in the Portfolio's Semi Annual report. As is fairly typical in the early stages of a bull market, growth stocks, particularly small cap growth stocks, led the market higher. The ICM Small Company Portfolio's absolute return of 34.01% was quite satisfactory. The Portfolio's return relative to that of the Russell 2000 Value Index, its primary benchmark, was somewhat disappointing. However, this past fiscal year's relative performance marked only the fourth time in the Portfolio's fourteen year history that it underperformed the Russell 2000 Value Index.
                                                  TOTAL RETURNS
                                 -----------------------------------------------
                                 1ST FISCAL HALF 2ND FISCAL HALF   FISCAL YEAR
                                 -----------------------------------------------
                                  NOV. 1, 2002-    MAY 1, 2003-    NOV. 1, 2002-
                                 APRIL 30, 2003    OCT. 31, 2003   OCT. 31, 2003
                                 --------------    -------------   -------------
ICM SMALL COMPANY PORTFOLIO ....      6.27%          26.10%           34.01%
Russell 2000 Value Index .......      7.44%          30.58%           40.29%
Russell 2000 Index .............      7.55%          33.30%           43.36%
Russell 2000 Growth Index ......      7.68%          36.11%           46.56%
S&P 500 Composite Index ........      4.48%          15.62%           20.80%
--------------------------------------------------------------------------------

                    PORTFOLIO'S AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                                                       SINCE
                                                                     INCEPTION-
                              1 YEAR        5 YEARS     10 YEARS      4/19/89
                           END 10/31/03  END 10/31/03 END 10/31/03 THRU 10/31/03
                           ------------  ------------ ------------ -------------
ICM SMALL COMPANY PORTFOLIO   34.01%         13.30%      13.72%       15.29%

It is probably safe to say that the stock market's very strong showing over the last six months has surprised most investors. We have been surprised not only by the magnitude of the advance but also by the leadership, which can be broadly characterized as the lower quality, more speculative sector of the market. We believe that this type of leadership combined with the drag on performance by cash reserves, which averaged a bit over 8% of assets during the year, explains most of the Portfolio's relative underperformance.

Respectfully,

/s/Robert D. McDorman, Jr.
Robert D. McDorman, Jr.
Principal
Investment Counselors of Maryland, LLC

The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than their original cost. The Portfolio's performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike, a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. The Portfolio is distributed by SEI Investments Distribution Co.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------


DEFINITION OF THE COMPARATIVE INDICES

RUSSELL 2000 INDEX is an unmanaged index comprised of 2,000 stocks of U.S. companies with small market capitalization.

RUSSELL 2000 GROWTH INDEX is a subset of the Russell 2000 Index that contains those securities with higher price-to-book ratios and price-earnings ratios, lower dividend yields and higher forecasted growth values than the value universe.

RUSSELL 2000 VALUE INDEX is a subset of the Russell 2000 Index that contains those securities with lower price-to-book and price-earnings ratios, higher dividend yields and lower forecasted growth values than the growth universe.

S&P 500 COMPOSITE INDEX is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The return per the total return index reflects the reinvestment of income dividends and capital gain distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

Growth of a $2,500,000 Investment

[LINE GRAPH]
--------------------------------------------------------------------------------
                           AVERAGE ANNUAL TOTAL RETURN
                        FOR PERIOD ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------
       1 YEAR                    5 YEARS                   10 YEARS
--------------------------------------------------------------------------------
       34.01%                     13.30%                    13.72%
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

                ICM SMALL COMPANY PORTFOLIO    RUSSELL 2000 VALUE INDEX
10/93                   $2,500,000                  $2,500,000
10/94                   $2,614,750                  $2,498,000
10/95                   $3,078,345                  $2,896,431
10/96                   $3,559,183                  $3,463,263
10/97                   $5,099,597                  $4,750,904
10/98                   $4,842,577                  $4,385,559
10/99                   $4,836,766                  $4,417,135
10/00                   $5,790,093                  $5,181,299
10/01                   $6,625,024                  $5,634,663
10/02                   $6,746,925                  $5,492,106
10/03                   $9,041,554                  $7,704,876



     The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than their original cost. The Portfolio's performance assumes the reinvestment of
   dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio's returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note
             that one cannot invest directly in an unmanaged index.

   There are no assurances that the Portfolio will meet its stated objectives.
         The Portfolio's holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

                  Returns shown do not reflect the deduction of
                       taxes that a shareholder would pay
                        on Portfolio distributions or the
                         redemption of Portfolio shares.

                See definition of comparative indices on page 2.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2003

--------------------------------------------------------------------------------



---------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
COMMON STOCK -- 90.6%
---------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                           ----------  ----------
AUTO & TRANSPORTATION -- 3.3%
   American Axle & Manufacturing Holdings* (A) .........     400,000 $ 13,840,000
   BorgWarner ..........................................     200,000   15,918,000
   Swift Transportation* ...............................     375,000    8,411,250
                                                                     ------------
                                                                       38,169,250
                                                                     ------------
CONSUMER DISCRETIONARY -- 15.1%
   Advanced Marketing Services (A) .....................     399,600    4,575,420
   American Italian Pasta, Cl A* (A) ...................     164,700    6,298,128
   Buckle ..............................................     161,800    3,625,938
   Burlington Coat Factory Warehouse ...................     200,000    4,290,000
   CBRL Group (A) ......................................     225,000    8,718,750
   Finlay Enterprises* .................................     310,100    4,694,914
   FTI Consulting* .....................................     375,000    7,462,500
   Furniture Brands International ......................     400,000    9,704,000
   Hancock Fabrics (A) .................................     350,000    5,218,500
   Jakks Pacific* (A) ..................................     550,000    7,150,000
   MAXIMUS* ............................................     385,000   13,440,350
   Men's Wearhouse* (A) ................................     350,000   10,311,000
   Mohawk Industries* ..................................      86,000    6,374,320
   Navigant International* .............................      10,300      155,221
   O'Charleys* .........................................     325,000    5,476,250
   Pier 1 Imports ......................................     550,000   12,705,000
   ProQuest* (A) .......................................     220,000    6,534,000
   Ralcorp Holdings* ...................................     156,000    4,290,000
   Rex Stores* .........................................     350,000    5,516,000
   Ruby Tuesday (A) ....................................     404,300   11,057,605
   Russ Berrie .........................................      70,400    2,523,840
   ShopKo Stores* ......................................     500,000    7,740,000
   Sourcecorp* .........................................      26,600      623,238
   Toro ................................................     300,000   14,910,000
   West* ...............................................     445,500   10,794,465
                                                                     ------------
                                                                      174,189,439
                                                                     ------------


The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2003

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                           ----------  ----------
ENERGY -- 6.0%
   Core Laboratories* (A) ..............................     350,000 $  5,358,500
   Equitable Resources .................................     300,000   12,360,000
   Global Power Equipment Group* .......................     411,500    2,431,965
   Newpark Resources* ..................................     946,700    3,805,734
   Oceaneering International* ..........................     450,000   10,377,000
   Penn Virginia .......................................     250,000   11,337,500
   St. Mary Land & Exploration (A) .....................     250,000    6,525,000
   Stone Energy* .......................................     150,000    5,421,000
   Unit* ...............................................     250,000    4,847,500
   Westport Resources* .................................     303,125    7,256,813
                                                                     ------------
                                                                       69,721,012
                                                                     ------------
FINANCIAL SERVICES -- 11.7%
   Allegiant Bancorp ...................................      83,000    1,826,000
   Colonial BancGroup ..................................     450,000    7,056,000
   CVB Financial .......................................     310,000    6,184,500
   First Niagara Financial Group .......................      87,000    1,243,230
   Hanmi Financial (A) .................................     131,604    2,790,005
   Investors Financial Services (A) ....................     320,000   11,305,600
   John H. Harland .....................................     619,000   16,855,370
   NDCHealth (A) .......................................     535,000   14,118,650
   PMA Capital, Cl A (A) ...............................     355,000    4,668,250
   Prosperity Bancshares (A) ...........................     380,000    8,778,000
   Radian Group (A) ....................................     200,200   10,590,580
   Reinsurance Group of America (A) ....................     150,000    5,992,500
   Scottish Re Group Ltd. (A) ..........................     500,000   10,905,000
   Sterling Bancorp (A) ................................      97,800    2,856,738
   Triad Guaranty* (A) .................................     181,600    8,958,328
   UCBH Holdings (A) ...................................     260,000    9,284,600
   West Coast Bancorp ..................................     306,900    6,398,865
   Yardville National Bancorp (A) ......................     215,000    5,035,300
                                                                     ------------
                                                                      134,847,516
                                                                     ------------


The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2003

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                           ----------  ----------
HEALTH CARE -- 10.6%
   Apria Healthcare Group* (A) .........................     420,000 $ 12,180,000
   Bio-Rad Laboratories, Cl A* .........................     280,000   14,630,000
   Conmed* (A) .........................................     369,400    7,517,290
   Covance* (A) ........................................     470,000   12,234,100
   Cytyc* (A) ..........................................     600,000    7,758,000
   Dentsply International (A) ..........................     300,000   13,257,000
   Genesis Health Ventures* ............................     525,000   14,122,500
   MedQuist* ...........................................     325,000    5,417,750
   Omnicare (A) ........................................     450,000   17,253,000
   Quinton Cardiology Systems* .........................     368,300    2,909,570
   US Oncology* (A) ....................................     695,000    7,603,300
   Viasys Healthcare* ..................................      45,600      823,080
   Vital Signs (A) .....................................     200,000    6,066,000
                                                                     ------------
                                                                      121,771,590
                                                                     ------------
MATERIALS & PROCESSING -- 12.8%
   Aptargroup ..........................................     425,000   15,215,000
   Armor Holdings* (A) .................................     460,000    8,970,000
   Cambrex .............................................     425,000   10,047,000
   Centex Construction Products ........................     150,000    8,085,000
   Clarcor .............................................     175,000    7,113,750
   Griffon* (A) ........................................     742,500   14,367,375
   Hughes Supply .......................................     325,000   12,561,250
   Insituform Technologies, Cl A* ......................     250,000    3,575,000
   MacDermid (A) .......................................     355,800   10,631,304
   Martin Marietta Materials ...........................     125,000    5,121,250
   Minerals Technologies ...............................     291,400   15,968,720
   Northwest Pipe* (A) .................................     175,000    2,346,750
   Olin (A) ............................................     400,000    6,964,000
   Quaker Chemical (A) .................................     272,800    7,240,112
   Spartech ............................................     525,000   12,169,500
   SPS Technologies* (A) ...............................     146,800    7,240,176
                                                                     ------------
                                                                      147,616,187
                                                                     ------------


The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2003

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                           ----------  ----------
PRODUCER DURABLES -- 15.0%
   Ametek ..............................................     215,000 $ 10,115,750
   Baldor Electric .....................................     122,000    2,598,600
   Belden ..............................................     280,000    5,250,000
   C&D Technologies ....................................     300,000    5,979,000
   Diebold .............................................     250,000   14,265,000
   Entegris* ...........................................     578,400    7,611,744
   ESCO Technologies* ..................................     142,100    6,178,508
   Heico, Cl A (A) .....................................     676,000    8,078,200
   MDC Holdings (A) ....................................     605,000   40,728,600
   Photronics* (A) .....................................     300,000    6,462,000
   Pulte Homes .........................................     100,000    8,651,000
   Quixote .............................................     268,000    6,490,960
   Ryland Group ........................................     400,000   35,560,000
   Teleflex ............................................     125,000    5,751,250
   Ultratech* (A) ......................................     190,000    5,929,900
   Woodhead Industries .................................     230,000    3,634,000
                                                                     ------------
                                                                      173,284,512
                                                                     ------------
REAL ESTATE INVESTMENT TRUSTS -- 6.1%
   AMLI Residential Properties Trust ...................     190,000    4,833,600
   Camden Property Trust ...............................     140,000    5,544,000
   First Industrial Realty Trust (A) ...................     125,000    4,037,500
   Gables Residential Trust ............................     165,000    5,309,700
   Healthcare Realty Trust .............................     100,000    3,375,000
   LaSalle Hotel Properties ............................     250,000    4,212,500
   Liberty Property Trust ..............................     175,000    6,366,500
   Mack-Cali Realty ....................................     100,000    3,769,000
   Mills (A) ...........................................     225,000    9,180,000
   Pan Pacific Retail Properties .......................     170,000    7,539,500
   Parkway Properties (A) ..............................     100,000    4,405,000
   Prentiss Properties Trust ...........................     175,000    5,292,000
   Ramco-Gershenson Properties (A) .....................     100,000    2,415,000
   Reckson Associates Realty (A) .......................     200,000    4,444,000
                                                                     ------------
                                                                       70,723,300
                                                                     ------------


The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2003

--------------------------------------------------------------------------------

---------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------

                                                             SHARES       VALUE
                                                           ----------  ----------

TECHNOLOGY -- 10.0%
   Adaptec* ............................................   1,400,000 $ 11,914,000
   Ansys* ..............................................     290,000   10,335,600
   CCC Information Services Group* (A) .................     114,700    1,926,960
   CommScope* ..........................................     525,000    8,132,250
   EMS Technologies* ...................................     350,000    6,230,000
   Imation .............................................     525,000   17,876,250
   Kemet* (A) ..........................................     625,000    8,281,250
   Mentor Graphics* (A) ................................     800,000   13,400,000
   Moldflow* ...........................................     320,000    3,200,000
   Park Electrochemical (A) ............................     190,000    4,655,000
   Tekelec* (A) ........................................     458,000    7,369,220
   THQ* (A) ............................................     306,700    5,440,858
   Tier Technologies, Cl B* (A) ........................     725,000    7,431,250
   Trimble Navigation Ltd.* ............................     320,000    8,848,000
                                                                    -------------
                                                                      115,040,638
                                                                    -------------
   TOTAL COMMON STOCK
      (Cost $698,180,654) ..............................            1,045,363,444
                                                                    -------------

---------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 28.9%
---------------------------------------------------------------------------------
CASH EQUIVALENTS -- 1.4%
   Barclays Global Investors, Prime
      Money Market Fund (B) ............................  10,020,399   10,020,399
   One Group, Institutional Prime Money
      Market Fund (B) ..................................   6,031,185    6,031,185
                                                                    -------------
   TOTAL CASH EQUIVALENTS
      (Cost $16,051,584) ...............................               16,051,584
                                                                    -------------


The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- CONTINUED
--------------------------------------------------------------------------------
                                                              FACE
                                                             AMOUNT      VALUE
                                                           ---------- ----------
 REPURCHASE AGREEMENTS -- 27.5%
   ABN-AMRO 0.99%, dated 10/31/03,
      to be repurchased on 11/03/03,
      repurchase price $107,312,699
      (collateralized by various
      U.S. Government Obligations,
      total market value $109,450,078)
      (Cost $107,303,846) ..............................$107,303,846 $107,303,846
   Barclays Capital 1.11%, dated 10/31/03,
      to be repurchased on 11/03/03,
      repurchase price $40,003,708
      (collateralized by a Corporate
      Obligation, total market value
      $42,000,000) (B)
      (Cost $40,000,000) ...............................  40,000,000   40,000,000
   Deutsche Bank Securities 1.11%, dated 10/31/03,
      to be repurchased on 11/03/03,
      repurchase price $50,004,635
      (collateralized by a Corporate
      Obligation, total market value
      $51,500,001) (B)
      (Cost $50,000,000) ...............................  50,000,000   50,000,000
   Wachovia Securities 1.13%, dated 10/31/03,
      to be repurchased on 11/03/03,
      repurchase price $120,011,300
      (collateralized by various Asset-
      Backed Obligations, total market
      value $123,600,000) (B)
      (Cost $120,000,000) .............................. 120,000,000  120,000,000
                                                                    -------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $317,303,846) ..............................              317,303,846
                                                                    -------------
   TOTAL SHORT-TERM INVESTMENTS
      (Cost $333,355,430) ..............................              333,355,430
                                                                    -------------
   TOTAL INVESTMENTS -- 119.5%
      (Cost $1,031,536,084) ............................            1,378,718,874
                                                                    -------------


The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO
                                                               OCTOBER 31, 2003

--------------------------------------------------------------------------------



                                                                        VALUE
                                                                      ----------
 OTHER ASSETS AND LIABILITIES -- (19.5)%
   Payable Upon Return of Securities Loaned ............           $ (226,051,584)
   Investment Advisory Fees Payable ....................                 (666,711)
   Administration Fees Payable .........................                  (76,363)
   Other Assets and Liabilities, Net ...................                1,618,361
                                                                   --------------
   TOTAL OTHER ASSETS AND LIABILITIES ..................             (225,176,297)
                                                                   --------------
---------------------------------------------------------------------------------
 NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------
   Paid in Capital .....................................              806,398,040
   Accumulated Net Realized Loss on Investments ........                  (38,253)
   Net Unrealized Appreciation on Investments ..........              347,182,790
                                                                   --------------
   TOTAL NET ASSETS -- 100.0% ..........................           $1,153,542,577
                                                                   ==============
   INSTITUTIONAL CLASS SHARES:
   Outstanding Shares of beneficial interest
      (unlimited authorization-- no par value) .........               37,273,525
   NET ASSET VALUE, Offering and Redemption Price Per Share                $30.95
                                                                           ======

*    Non-Income Producing Security
Cl   Class
Ltd. Limited

(A) The security or a portion of this security is on loan at October 31, 2003 (See Note 8 in the Notes to Financial Statements). The total value of securities on loan at October 31, 2003 was $221,825,182.

(B) The securities were purchased with cash collateral received from securities lending (see Note 8 in the Notes to Financial Statements). The total value of the securities as of October 31, 2003 was $226,051,584.


The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                               ICM SMALL COMPANY
                                                              PORTFOLIO
                                                              FOR THE YEAR ENDED
                                                              OCTOBER 31, 2003

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends ....................................................   $  8,606,503
Interest .....................................................        948,899
Securities Lending ...........................................        139,946
                                                                 ------------
   TOTAL INCOME ..............................................      9,695,348
                                                                 ------------
EXPENSES
Investment Advisory Fees .....................................      6,350,641
Administration Fees ..........................................        812,892
Shareholder Servicing Fees ...................................        435,024
Transfer Agent Fees ..........................................         92,794
Printing Fees ................................................         50,001
Custodian Fees ...............................................         47,400
Registration and Filing Fees .................................         43,749
Legal Fees ...................................................         35,055
Audit Fees ...................................................         16,889
Trustees' Fees ...............................................          8,425
Other Expenses ...............................................         17,809
                                                                 ------------
   NET EXPENSES ..............................................      7,910,679
                                                                 ------------
NET INVESTMENT INCOME ........................................      1,784,669
                                                                 ------------
NET REALIZED LOSS ON INVESTMENTS .............................       (246,787)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS .........    272,713,215
                                                                 ------------
TOTAL NET GAIN ON INVESTMENTS ................................    272,466,428
                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........   $274,251,097
                                                                 ============




The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO


--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------
                                                                 YEAR            YEAR
                                                                 ENDED           ENDED
                                                               OCTOBER 31,     OCTOBER 31,
                                                                  2003            2002
                                                            --------------    ------------
OPERATIONS:
   Net Investment Income .................................  $    1,784,669    $  3,273,554
   Net Realized Gain (Loss) on Investments ...............        (246,787)      6,605,364
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments ......................................     272,713,215      (9,959,330)
                                                            --------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS ..........................................     274,251,097         (80,412)
                                                            --------------    ------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .................................      (2,063,364)     (3,174,926)
   Net Realized Gain .....................................      (6,590,155)    (20,344,823)
   Return of Capital .....................................      (1,022,363)             --
                                                            --------------    ------------
      TOTAL DIVIDENDS AND DISTRIBUTIONS ..................      (9,675,882)    (23,519,749)
                                                            --------------    ------------
CAPITAL SHARE TRANSACTIONS:
   Issued ................................................     326,780,851     345,125,910
   In Lieu of Cash Distributions .........................       8,915,938      22,266,313
   Redeemed ..............................................    (220,106,522)   (220,538,845)
                                                            --------------    ------------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS  115,590,267     146,853,378
                                                            --------------    ------------
      TOTAL INCREASE IN NET ASSETS .......................     380,165,482     123,253,217
NET ASSETS:
   Beginning of Year .....................................     773,377,095     650,123,878
                                                            --------------    ------------
   End of Year (including undistributed net
     investment income of $0 and $281,367, respectively) .  $1,153,542,577    $773,377,095
                                                            ==============    ============
SHARE TRANSACTIONS:
   Issued ................................................      12,616,588      13,266,809
   In Lieu of Cash Distributions .........................         372,705         874,249
   Redeemed ..............................................      (8,804,671)     (8,478,192)
                                                            --------------    ------------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE TRANSACTIONS    4,184,622       5,662,866
                                                            ==============    ============



The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO


--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------

                                                     SELECTED PER SHARE DATA & RATIOS
                                         FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                YEARS ENDED OCTOBER 31,
                                     ------------------------------------------------
                                        2003     2002(1)    2001      2000     1999
                                     ---------- -------- ---------  -------- --------
Net Asset Value,
   Beginning of Period ............  $    23.37 $  23.70  $  23.32  $  22.63 $  24.35
                                     ---------- -------- ---------  -------- --------
Income (Loss) from
Investment Operations:
   Net Investment Income ..........        0.05     0.11      0.24      0.28     0.29
   Net Realized and
     Unrealized Gain (Loss) .......        7.81     0.39+     2.82      3.61    (0.30)
                                     ---------- -------- ---------  -------- --------
Total from Investment
   Operations .....................        7.86     0.50      3.06      3.89    (0.01)
                                     ---------- -------- ---------  -------- --------
Dividends and Distributions:
   Net Investment Income ..........       (0.06)   (0.10)    (0.26)    (0.28)   (0.29)
   Net Realized Gain ..............       (0.19)   (0.73)    (2.42)    (2.92)   (1.42)
   Return of Capital ..............       (0.03)      --        --        --       --
                                     ---------- -------- ---------  -------- --------
Total Dividends and Distributions .       (0.28)   (0.83)    (2.68)    (3.20)   (1.71)
                                     ---------- -------- ---------  -------- --------
Net Asset Value,
   End of Period ..................  $    30.95 $  23.37 $   23.70  $  23.32 $  22.63
                                     ========== ======== =========  ======== ========
TOTAL RETURN++ ....................       34.01%    1.84%    14.42%    19.71%   (0.13)%
                                     ========== ======== =========  ======== ========
 RATIOS AND SUPPLEMENTAL DATA
Net Assets,
   End of Period (Thousands) ......  $1,153,543 $773,377  $650,124  $537,635 $559,980
Ratio of Expenses to
   Average Net Assets .............        0.87%    0.87%     0.90%     0.85%    0.85%
Ratio of Net Investment
   Income to Average Net Assets ...        0.20%    0.41%     0.97%     1.22%    1.18%
Portfolio Turnover Rate ...........          18%      17%       24%       33%      32%

+ The amount shown for the year ended October 31, 2002 for a share outstanding throughout the period does not accord with aggregate net losses on investments for that period because of the sales and repurchases of the Portfolio shares in relation to the fluctuating market value of the investments of the Portfolio.

++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1) On June 24, 2002, The Advisors' Inner Circle Fund's ICM Small Company Portfolio acquired the assets and liabilities of the UAMICM Small Company Portfolio, a series of the UAM Funds, Inc. The operations of The Advisors' Inner Circle Fund's ICMSmall Company Portfolio prior to the acquisition were those of the predecessor fund, the UAMICMSmall Company Portfolio. See Note 1 in the Notes to Financial Statements.


Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 45 portfolios. The financial statements herein are those of the ICM Small Company Portfolio (the "Portfolio"). The financial statements of the remaining portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. The Portfolio's prospectus provides a description of the Portfolio's investment objectives, policies and strategies.

On June 7, 2002, the shareholders of UAM ICM Small Company Portfolio (the "UAM Portfolio"), a series of the UAM Funds, Inc., (the "UAM Funds"), voted to approve a tax-free reorganization of the UAM Portfolio through a transfer of all assets and liabilities to The Advisors' Inner Circle Fund's ICM Small Company Portfolio (the "Reorganization"). The Reorganization took place on June 24, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Portfolio.

     Use of Estimates -- The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

     Security Valuation -- Securities listed on a securities exchange, and for which quotations are readily available, are valued at the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date, or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. Investments in equity securities which are quoted on a national market system are valued at the official closing price, or if there is none, at the last sales price. Securities for which prices are not available, of which there are none at October 31, 2003, will be valued at fair value as deter-

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

     mined in good faith in accordance with procedures approved by the Trust's Board of Trustees.

     Security Transactions and Investment Income -- Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis.

     Repurchase Agreements -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Expenses -- Most expenses of the Trust can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed to a particular Portfolio are apportioned among the Portfolios of the Trust based on the number of Portfolios and/or relative net assets.

     Dividends and Distributions to Shareholders -- The Portfolio distributes substantially all of its net investment income quarterly. Any realized net capital gains are distributed at least annually. All distributions are recorded on ex-dividend date. The Portfolio's distributions to shareholders may include a return of capital received from Real Estate Investment Trusts.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Portfolio had entered into an agreement effective June 24, 2002 with the Distributor to act as an agent in placing repurchase agreements for the Portfolio. For the year ended October 31, 2003, the Distributor received $27,831 through a reduction in yield earned by the Portfolio on those repurchase agreements. Effective October 24, 2003, this agreement was discontinued.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING AND
   TRANSFER AGENT AGREEMENTS:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $125,000 for one portfolio, $250,000 for two portfolios, $350,000 for three portfolios, plus $75,000 per additional portfolio, plus $20,000 per additional class or 0.12% of the first $250 million, 0.10% of the next $250 million, 0.08% of the next $250 million and 0.04% of any amount above $750 million of the Portfolio's average daily net assets. For the year ended October 31, 2003 the ICM Small Company Portfolio paid the Administrator .09% of average daily net assets.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement. Certain brokers, dealers, banks, trust companies and other financial representatives received compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees were based on the assets of the Portfolio that were serviced by the financial representative. DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

Under the terms of an investment advisory agreement, Investment Counselors of Maryland, LLC (the "Adviser"), owned in part by Investment Counselors of Maryland, Inc. (the "Former Adviser") and ICM Management LLC, a company wholly-owned by eight former officers of the Former Adviser, provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of average daily net assets. Old Mutual (US) Holdings Inc. through its partial ownership of the Former Adviser, retains an ownership in the Adviser. The Adviser continued the business of the Former Adviser. Union Bank of California, N.A. acts as custodian (the "Custodian") for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

6. INVESTMENT TRANSACTIONS:

For the year ended October 31, 2003 the Portfolio made purchases of $205,237,499 and sales of $147,243,229 of investment securities other than long-term U.S.

THE ADVISORS' INNER CIRCLE FUND                       ICM SMALL COMPANY
                                                      PORTFOLIO

--------------------------------------------------------------------------------

Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

It is the Portfolio's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments.

Permanent book and tax basis differences, relating to distributions received from REITS and return of capital, resulted in reclassifications for the year ended October 31, 2003 of a reduction in paid in capital of $1,230,896, an increase in undistributed net investment income of $1,019,691, and an increase in accumulated realized gain of $211,205. These reclassifications had no impact on the net assets or net asset value of the Portfolio.

Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the financial highlights.

The tax character of dividends and distributions paid during the last two years were as follows:

              ORDINARY          LONG-TERM        RETURN OF
               INCOME         CAPITAL GAIN        CAPITAL            TOTAL
             -----------      ------------       ----------       -----------
2003         $ 2,066,035       $ 6,587,484       $1,022,363       $ 9,675,882
2002          10,157,968        13,361,781               --        23,519,749

As of October 31, 2003, the components of Distributable Earnings were as follows:

     Capital Loss Carryforwards
        (Expiring 2011)                           $   (214,722)
     Unrealized Appreciation                       347,182,790
     Other Temporary Defferences                       176,469
                                                  ------------
     Total Distributable Earnings                 $347,144,537
                                                  ============

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolio that may be carried forward for a maximum period of eight years and applied against future capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Portfolio at October 31, 2003, were as follows:

            FEDERAL         APPRECIATED       DEPRECIATED   NET UNREALIZED
           TAX COST         SECURITIES        SECURITIES     APPRECIATION
        --------------     ------------      ------------   --------------
        $1,031,536,084     $380,070,674      $(32,887,884)   $347,182,790

8. SECURITIES LENDING:

The Portfolio may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33.3% of the total asset value of the Portfolio (including the loan collateral). The Portfolio will not lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% of the market value of borrowed securities, respectively. Although the risk of lending is mitigated by the collateral, the Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

9. OTHER:

At October 31, 2003, no individual shareholders held 10% or more of the total shares outstanding of the Portfolio.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Trustees of
The Advisors' Inner Circle Fund and Shareholders of
ICM Small Company Portfolio

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of ICM Small Company Portfolio (one of the portfolios constituting the Advisors' Inner Circle Fund, hereafter referred to as the "Trust") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
December 19, 2003

THE ADVISORS' INNER CIRCLE FUND                                ICM SMALL COMPANY
                                                               PORTFOLIO

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
       AGE(1)                        THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS

JOHN T. COONEY                        Trustee                    (Since 1993)
76 yrs. old


--------------------------------------------------------------------------------
ROBERTA. PATTERSON                    Trustee                    (Since 1993)
76 yrs. old





--------------------------------------------------------------------------------
EUGENEB. PETERS                       Trustee                    (Since 1993)
74 yrs. old








--------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee                    (Since 1994)
72 yrs. old











--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The following chart lists Trustees and Officers as of November 11, 2003.

                                                                          NUMBER OF
                                                                         PORTFOLIOS
                                                                      IN THE ADVISORS'
                                                                     INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                                          OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                                                  MEMBER              HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
       Vice Chairman of Ameritrust Texas N.A.,                               45               Trustee of The Arbor Funds,
       1989-1992, and MTrust Corp., 1985-1989.                                                The MDL Funds, and The
                                                                                              Expedition Funds.
------------------------------------------------------------------------------------------------------------------------------------
       Pennsylvania State University, Senior Vice                            45               Member and Treasurer, Board of
       President, Treasurer (Emeritus); Financial                                             Trustees of Grove City College.
       and Investment Consultant, Professor of                                                Trustee of The Arbor Funds,
       Transportation since 1984; Vice President-                                             The MDL Funds, and The
       Investments, Treasurer, Senior Vice President                                          Expedition Funds.
       (Emeritus), 1982-1984. Director,
       Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
       Private investor from 1987 to present. Vice                           45               Trustee of The Arbor Funds,
       President and Chief Financial officer, Western                                         The MDL Funds, and The
       Company of North America (petroleum ser-                                               Expedition Funds.
       vice company), 1980-1986. President of Gene
       Peters and Associates (import company),
       1978-1980. President and Chief Executive
       Officer of Jos. Schlitz Brewing Company
       before 1978.
------------------------------------------------------------------------------------------------------------------------------------
       Partner, Dechert (law firm), September                                45               Trustee of The Arbor Funds,
       1987-December 1993.                                                                    The MDL Funds, The Expedition
                                                                                              Funds, SEI Asset Allocation Trust,
                                                                                              SEI Daily Income Trust, SEI Index
                                                                                              Funds, SEI Institutional International
                                                                                              Trust, State Street Research Funds,
                                                                                              Massachusetts Health and Education
                                                                                              Tax-Exempt Trust, SEI Institutional
                                                                                              Investments Trust, SEI Institutional
                                                                                              Managed Trust, SEI Liquid Asset
                                                                                              Trust and SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------

                                       21

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
       AGE(1)                        THE TRUST                   TIME SERVED(2)
--------------------------------------------------------------------------------

INDEPENDENT
BOARD MEMBERS (CONTINUED)

GEORGE J. SULLIVAN, JR.               Trustee                    (Since 1999)
61 yrs. old











--------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER                      Chairman                   (Since 1991)
57 yrs. old                        of the Board
                                    of Trustees










--------------------------------------------------------------------------------
WILLIAMM. DORAN                       Trustee                    (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
63 yrs. old






--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                   RHJ PORTFOLIOS


--------------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                         PORTFOLIOS
                                                                      IN THE ADVISORS'
                                                                     INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                                          OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                                                  MEMBER              HELD BY BOARD MEMBER(3)
------------------------------------------------------------------------------------------------------------------------------------
       Chief Executive Officer, Newfound                                     45               Trustee, Navigator Securities Lending
       Consultants Inc. since April 1997. General                                             Trust, since 1995. Trustee of The
       Partner, Teton Partners, L.P., June 1991-                                              Arbor Funds, The MDL Funds,
       December 1996; Chief Financial Officer,                                                The Expedition Funds, SEI Asset
       Nobel Partners, L.P., March 1991-December                                              Allocation Trust, SEI Daily Income
       1996; Treasurer and Clerk, Peak Asset                                                  Income Trust, SEI Index Funds,
       Management, Inc., since 1991.                                                          SEI Institutional International Trust,
                                                                                              SEI Institutional Investments Trust,
                                                                                              SEI Institutional Managed Trust,
                                                                                              SEI Liquid Asset Trust and SEI Tax
                                                                                              Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
       Currently performs various services on behalf                         45               Trustee of The Arbor Funds, Bishop
       of SEI Investments for which Mr. Nesher is                                             Street Funds, The Expedition Funds,
       compensated. Executive Vice President of SEI                                           The MDL Funds, SEI Asset Allocation
       Investments, 1986-1994. Director and                                                   Trust, SEI Daily Income Trust, SEI
       Executive Vice President of the Administrator                                          Index Funds, SEI Institutional
       and the Distributor, 1981-1994.                                                        International Trust, SEI Institutional
                                                                                              Investments Trust, SEI Institutional
                                                                                              Managed Trust, SEI Liquid Asset
                                                                                              Trust, SEI Opportunity Master Fund,
                                                                                              L.P., SEI Opportunity Fund, L.P., SEI
                                                                                              Absolute Return Master Fund, L.P.,
                                                                                              SEI Absolute Return Fund, L.P. and
                                                                                              SEI Tax Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------
       Partner, Morgan, Lewis & Bockius LLP                                  45               Trustee of The Arbor Funds, The
       (law firm), counsel to the Trust, SEI Investments,                                     MDL Funds, The Expedition Funds,
       the Administrator and the Distributor. Director                                        SEI Asset Allocation Trust, SEI Daily
       of SEI Investments since 1974; Secretary of                                            Income Trust, SEI Index Funds, SEI
       SEI Investments since 1978.                                                            Institutional International Trust, SEI
                                                                                              Institutional Investments Trust, SEI
                                                                                              Institutional Managed Trust, SEI
                                                                                              Liquid Asset Trust and SEI Tax
                                                                                              Exempt Trust.
------------------------------------------------------------------------------------------------------------------------------------


THE ADVISORS' INNER CIRCLE FUND                                RHJ PORTFOLIOS


--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
       AGE(1)                        THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------

OFFICERS

JAMES F. VOLK, CPA                    President                  (Since 2003)
41 yrs. old




--------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA         Controller and Chief              (Since 2001)
34 yrs. old                    Financial Officer


--------------------------------------------------------------------------------
PETER GOLDEN                Co-Controller and Co-Chief           (Since 2003)
39 yrs. old                      Financial Officer





--------------------------------------------------------------------------------
SHERRY K. VETTERLEIN       Vice President and Secretary          (Since 2001)
41yrs. old





--------------------------------------------------------------------------------
LYDIA A. GAVALIS                Vice President and               (Since 1998)
39 yrs. old                     Assistant Secretary




--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                RHJ PORTFOLIOS

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                         PORTFOLIOS
                                                                      IN THE ADVISORS'
                                                                     INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                                          OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                                                  MEMBER                  HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
       Senior Operations Officer, SEI Investments,                            N/A                         N/A
       Fund Accounting and Administration
       (1996-present); Assistant Chief Accountant
       of the U.S. Securities and Exchange
       Commission's Division of Investment
       Management (1993-1996).
------------------------------------------------------------------------------------------------------------------------------------
       Director, SEI Investments, Fund Accounting                             N/A                          N/A
       and Administration since November 1999;
       Audit Manager, Ernst & Young LLP from
       1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
       Director, SEI Investments, Fund Accounting                             N/A                          N/A
       and Administration since June 2001. From
       March 2000 to 2001; Vice President of
       Funds Administration for J.P. Morgan Chase
       & Co. From 1997 to 2000, Vice President
       of Pension and Mutual Fund Accounting for
       Chase Manhattan Bank.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of                              N/A                          N/A
       SEI Investments Global Funds Services and
       SEI Investments Distribution Co. since
       January 2001; Shareholder/Partner,
       Buchanan Ingersoll Professional Corporation
       from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary                                 N/A                          N/A
       of SEI Investments, SEI Investments
       Global Funds Services and SEI Investments
       Distribution Co. since 1998; Assistant
       General Counsel and Director of Arbitration,
       Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                RHJ PORTFOLIOS


--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   TERM OF
                                    POSITION(S)                   OFFICE AND
    NAME, ADDRESS,                   HELD WITH                     LENGTH OF
       AGE(1)                        THE TRUST                    TIME SERVED
--------------------------------------------------------------------------------

OFFICERS (CONTINUED)

TIMOTHY D. BARTO             Assistant Vice President            (Since 2000)
35 yrs. old                   and Assistant Secretary




--------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President            (Since 2000)
35 yrs. old                        and Secretary




--------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and               (Since 2000)
43 yrs. old                     Assistant Secretary



--------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and               (Since 2001)
32 yrs. old                     Assistant Secretary




--------------------------------------------------------------------------------
JOHN MUNERA                     Vice President and               (Since 2002)
40 yrs. old                     Assistant Secretary


--------------------------------------------------------------------------------
CORI DAGGETT                    Vice President and               (Since 2003)
42 yrs. old                     Assistant Secretary

--------------------------------------------------------------------------------
1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                RHJ PORTFOLIOS

--------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          NUMBER OF
                                                                         PORTFOLIOS
                                                                      IN THE ADVISORS'
                                                                     INNER CIRCLE FUND
     PRINCIPAL OCCUPATION(S)                                          OVERSEEN BY BOARD           OTHER DIRECTORSHIPS
       DURING PAST 5 YEARS                                                  MEMBER                  HELD BY OFFICER
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of SEI                          N/A                          N/A
       Investments Global Funds Services and SEI
       Investments Distribution Co. since 1999;
       Associate, Dechert (law firm) from 1997-1999;
       Associate, Richter, Miller & Finn (law firm)
       from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of                              N/A                          N/A
       SEI Investments Global Funds Services and
       SEI Investments Distribution Co. since 2000;
       Vice President, Merrill Lynch & Co. Asset
       Management Group from 1998-2000; Associate
       at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of SEI                          N/A                          N/A
       Investments Global Funds Services and SEI
       Investments Distribution Co. since 1999;
       Associate at White and Williams LLP
       from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
       Vice President and Assistant Secretary of SEI                          N/A                          N/A
       Investments Global Funds Services and SEI
       Investments Distribution Co. since 2001;
       Associate at Howard Rice Nemorvoski
       Canady Falk & Rabkin from 1998-2001;
       Associate at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------
       Middle Office Compliance Officer at SEI                                N/A                          N/A
       Investments since 2000; Supervising Examiner
       at Federal Reserve Bank of Philadelphia from
       1998-2000.
------------------------------------------------------------------------------------------------------------------------------------
       Employed by SEI Investments Company since                              N/A                          N/A
       2003. Associate at Drinker Biddle & Reath, LLP
       from 1998-2003.
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  DIVIDENDS
                                                               QUALIFYING FOR
                         LONG TERM                                CORPORATE
                        (20% RATE)     ORDINARY                   DIVIDENDS  QUALIFYING
                       CAPITAL GAIN     INCOME         TOTAL      RECEIVABLE  DIVIDEND
                       DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  DEDUCTION   INCOME (1)
                       ------------- ------------- ------------- ----------- -----------
ICM Small Company
   Portfolio              76.12%         23.88%       100.00%         94.85%     86.38%

(1) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS DESIGNATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF THE PORTFOLIO TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.


THE INFORMATION REPORTED HEREIN MAY DIFFER FROM THE INFORMATION AND DISTRIBUTIONS TAXABLE TO THE SHAREHOLDERS FOR THE CALENDAR YEAR ENDING DECEMBER 31, 2003. COMPLETE INFORMATION WILL BE COMPUTED AND REPORTED IN CONJUNCTION WITH YOUR 2003 FORM 1099-DIV.

                                      NOTES

                           ICM SMALL COMPANY PORTFOLIO
                                 P.O. Box 219009
                              Kansas City, MO 64121
                                  866-234-5426

                                    ADVISER:
                     Investment Counselors of Maryland, LLC
                              803 Cathedral Street
                               Baltimore, MD 21201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004








          This information must be preceded or accompanied by a current prospectus for the Portfolio described.

ICM-AR-001-0200

ITEM 2.     CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and Robert Patterson and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports for periods ending on or after December 15, 2003.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.     (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEMS 8.    (RESERVED)

ITEM 9.     CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 10.   EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit

--------------------------------------------------------------------------------

                                 SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ James F. Volk
                                        -----------------
                                        James F. Volk, President

Date 12/22/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               James F. Volk
                                        -----------------------------------
                                        James F. Volk, President

Date 12/22/03


By (Signature and Title)*               /s/ Jennifer E. Spratley
                                        ----------------------------------------
                                        Jennifer E. Spratley, Controller and CFO

Date 12/22/03
* Print the name and title of each signing officer under his or her signature.